Expense Example, No Redemption {- Fidelity Advisor Mortgage Securities Fund} - 08.31 Fidelity Advisor Mortgage Securities Fund AMCIZ PRO-11 - Fidelity Advisor Mortgage Securities Fund	Oct. 30, 2020 USD ($)
Fidelity Advisor Mortgage Securities Fund: Class A
Expense Example, No Redemption:
1 Year	$ 477
3 Years	642
5 Years	821
10 Years	1,339
Fidelity Advisor Mortgage Securities Fund: Class M
Expense Example, No Redemption:
1 Year	478
3 Years	645
5 Years	826
10 Years	1,350
Fidelity Advisor Mortgage Securities Fund: Class C
Expense Example, No Redemption:
1 Year	161
3 Years	499
5 Years	860
10 Years	1,878
Fidelity Advisor Mortgage Securities Fund: Class I
Expense Example, No Redemption:
1 Year	50
3 Years	157
5 Years	274
10 Years	616
Fidelity Advisor Mortgage Securities Fund: Class Z
Expense Example, No Redemption:
1 Year	37
3 Years	123
5 Years	219
10 Years	$ 500